UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07153

T. Rowe Price Fixed Income Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio Class (QAAGWX)

This semi-annual shareholder report contains important information about Limited-Term Bond Portfolio (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio Class	$25	0.50%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$191,907
Number of Portfolio Holdings	802

Portfolio Turnover Rate	57.7%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.9%
AA Rated	10.2
A Rated	20.8
BBB Rated	23.5
BB Rated and Below	0.4
Not Rated	1.6
U.S. Treasury Securities	21.0
U.S. Government Agency Securities	5.5
Reserves	1.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.0%
Federal National Mortgage Assn.	3.3
Federal Home Loan Mortgage	1.1
Government National Mortgage Assn.	1.1
U.S. Treasury Inflation-Indexed Notes	1.0
AbbVie	0.7
HPEFS Equipment Trust	0.7
AmeriCredit Automobile Receivables Trust	0.7
CarMax Auto Owner Trust	0.7
Verus Securitization Trust	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

E303-053 8/24

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio Class (QAAGWX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio-II Class (QAAGUX)

This semi-annual shareholder report contains important information about Limited-Term Bond Portfolio (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio-II Class	$38	0.75%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$191,907
Number of Portfolio Holdings	802

Portfolio Turnover Rate	57.7%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.9%
AA Rated	10.2
A Rated	20.8
BBB Rated	23.5
BB Rated and Below	0.4
Not Rated	1.6
U.S. Treasury Securities	21.0
U.S. Government Agency Securities	5.5
Reserves	1.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.0%
Federal National Mortgage Assn.	3.3
Federal Home Loan Mortgage	1.1
Government National Mortgage Assn.	1.1
U.S. Treasury Inflation-Indexed Notes	1.0
AbbVie	0.7
HPEFS Equipment Trust	0.7
AmeriCredit Automobile Receivables Trust	0.7
CarMax Auto Owner Trust	0.7
Verus Securitization Trust	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

E353-053 8/24

Limited-Term Bond Portfolio

Limited-Term Bond Portfolio-II Class (QAAGUX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2024
Limited-Term Bond Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Limited-Term Bond Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio
Class
. 6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 4.66 $ 4.59 $ 4.91 $ 5.00 $ 4.87 $ 4.78
Investment activities
Net investment income
(1)(2)
0.10 0.15 0.09 0.07 0.10 0.11
Net realized and unrealized gain/
loss (0.01) 0.07 (0.31) (0.06) 0.13 0.10
Total from investment activities 0.09 0.22 (0.22) 0.01 0.23 0.21
Distributions
Net investment income (0.10) (0.15) (0.09) (0.07) (0.10) (0.12)
Net realized gain – – (0.01) (0.03) – –
Total distributions (0.10) (0.15) (0.10) (0.10) (0.10) (0.12)
NET ASSET VALUE
End of period $ 4.65 $ 4.66 $ 4.59 $ 4.91 $ 5.00 $ 4.87
Ratios/Supplemental Data
Total return
(2)(3)
1.85% 4.94% (4.52)% 0.13% 4.71% 4.35%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.67%
(4)
0.70% 0.70% 0.70% 0.70% 0.70%
Net expenses after waivers/
payments by Price Associates 0.50%
(4)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income 4.17%
(4)
3.32% 1.93% 1.31% 2.04% 2.37%
Portfolio turnover rate 57.7% 72.5% 86.3% 64.3% 70.4% 61.1%
Net assets, end of period (in
thousands) $ 174,070 $ 168,464 $ 161,043 $ 171,166 $ 139,173 $ 455,521
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Limited-Term Bond Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio-II
Class
. 6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 4.64 $ 4.57 $ 4.89 $ 4.98 $ 4.85 $ 4.76
Investment activities
Net investment income
(1)(2)
0.09 0.14 0.08 0.05 0.08 0.10
Net realized and unrealized gain/
loss (0.01) 0.07 (0.31) (0.06) 0.13 0.09
Total from investment activities 0.08 0.21 (0.23) (0.01) 0.21 0.19
Distributions
Net investment income (0.09) (0.14) (0.08) (0.05) (0.08) (0.10)
Net realized gain – – (0.01) (0.03) – –
Total distributions (0.09) (0.14) (0.09) (0.08) (0.08) (0.10)
NET ASSET VALUE
End of period $ 4.63 $ 4.64 $ 4.57 $ 4.89 $ 4.98 $ 4.85
Ratios/Supplemental Data
Total return
(2)(3)
1.73% 4.69% (4.78)% (0.13)% 4.46% 4.10%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.92%
(4)
0.95% 0.95% 0.95% 0.95% 0.95%
Net expenses after waivers/
payments by Price Associates 0.75%
(4)
0.75% 0.75% 0.75% 0.75% 0.75%
Net investment income 3.92%
(4)
3.07% 1.69% 1.06% 1.68% 2.11%
Portfolio turnover rate 57.7% 72.5% 86.3% 64.3% 70.4% 61.1%
Net assets, end of period (in
thousands) $ 17,837 $ 17,039 $ 17,217 $ 18,786 $ 15,503 $ 16,613
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Limited-Term Bond Portfolio
June 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 20.1%
Car Loan  6.9%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 42 42
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 78 79
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 250 250
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 250 250
AmeriCredit Automobile Receivables
Trust
Series 2020-1, Class D
1.80%, 12/18/25  360 359
AmeriCredit Automobile Receivables
Trust
Series 2020-3, Class C
1.06%, 8/18/26  98 96
AmeriCredit Automobile Receivables
Trust
Series 2021-1, Class C
0.89%, 10/19/26  190 186
AmeriCredit Automobile Receivables
Trust
Series 2021-1, Class D
1.21%, 12/18/26  115 110
AmeriCredit Automobile Receivables
Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 220
AmeriCredit Automobile Receivables
Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 398
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 230 230
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 208 207
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 340 329
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 100 100
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 99
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.435%, 12/26/31 (1) 224 225
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  145 142
Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2023-2, Class C
5.57%, 11/15/28  265 265
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  175 177
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  100 101
CarMax Auto Owner Trust
Series 2023-4, Class B
6.39%, 5/15/29  135 139
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  135 139
CarMax Auto Owner Trust
Series 2024-1, Class A4
4.94%, 8/15/29  75 75
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  140 139
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  100 101
Carmax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  65 65
Carmax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  290 289
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 174
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 26 25
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 200 200
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 308 308
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  140 140
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  450 451
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  465 463
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  100 100
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  70 71
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  135 137

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31 (1) 210 205
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 145 137
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  410 408
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 115 115
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 135 136
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 140 140
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  615 611
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  270 270
GM Financial Automobile Leasing Trust
Series 2024-2, Class B
5.56%, 5/22/28  295 297
GM Financial Consumer Automobile
Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  105 104
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  40 40
Huntington Bank Auto Credit-Linked
Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 335 335
Hyundai Auto Receivables Trust
Series 2020-B, Class C
1.60%, 12/15/26  175 174
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28 (1) 15 15
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 45 45
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 25 25
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 40 40
Par/Shares $ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master
Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 175 176
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 24 24
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32 (1) 43 43
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 204 204
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 250 251
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 250 250
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 250 250
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  255 245
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  365 355
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  330 326
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 75 74
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 75 75
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 70 70
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 265 266
SFS Auto Receivables Securitization
Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 80 79
SFS Auto Receivables Securitization
Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 25 25
SFS Auto Receivables Securitization
Trust
Series 2024-2A, Class A4
5.26%, 8/20/30 (1) 70 70
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 185 185

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  155 147
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  102 101
13,194
Other Asset-Backed Securities  12.6%
Allegro IX
Series 2018-3A, Class B1R, CLO, FRN
3M TSFR + 1.85%, 7.177%, 10/16/31 (1) 610 610
Amur Equipment Finance Receivables
XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 100 100
Amur Equipment Finance Receivables
XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 100 100
Apidos XVIII
Series 2018-18A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.475%, 10/22/30 (1) 371 371
Apidos Xxv
Series 2016-25A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 6.475%, 10/20/31 (1) 459 459
Atrium XIII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.476%, 11/21/30 (1) 456 457
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 280 281
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 120 120
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 6.65%, 4/15/34 (1) 250 250
Barings
Series 2018-4A, Class BR, CLO, FRN
3M TSFR + 1.80%, 7.129%, 10/15/30 (1) 375 376
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 6.522%, 11/15/30 (1) 468 468
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 67 65
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M TSFR + 1.362%, 6.69%, 7/15/33 (1) 290 290
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M TSFR + 1.312%, 6.64%, 7/15/33 (1) 250 250
CNH Equipment Trust
Series 2024-B, Class A3
5.19%, 9/17/29  125 125
CNH Equipment Trust
Series 2024-B, Class A4
5.23%, 11/17/31  115 116
Par/Shares $ Value
(Amounts in 000s)
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 105 105
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 55 52
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 465 431
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 100 102
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 100
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 185 186
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 70 70
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 20 20
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 89 88
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 71 69
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 105 100
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.679%, 7/17/34 (1) 250 250
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 156 149
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 40 37
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 93 95
FirstKey Homes Trust
Series 2020-SFR1, Class D
2.241%, 8/17/37 (1) 500 476
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 315 297
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 116 113
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 6.744%, 10/18/33 (1) 580 580
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 127 121

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 425 386
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 87 75
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 53 51
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 286 287
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 74 76
HPEFS Equipment Trust
Series 2021-2A, Class D
1.29%, 3/20/29 (1) 160 159
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28 (1) 275 275
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 100 100
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 200 203
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 340 338
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100 100
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 105 105
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 210 196
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 6.556%, 7/27/31 (1) 273 273
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 7.136%, 7/27/31 (1) 250 251
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 7.379%, 10/20/29 (1) 250 249
Madison Park Funding XXIX
Series 2018-29A, Class BR, CLO, FRN
3M TSFR + 1.80%, 7.127%, 10/18/30 (1) 530 529
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.619%, 10/15/32 (1) 485 485
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.785%, 1/25/32 (1) 489 489
Par/Shares $ Value
(Amounts in 000s)
Marathon Static
Series 2022-18A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 6.475%, 7/20/30 (1) 341 340
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 6.599%, 7/16/31 (1) 205 205
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 6.525%, 1/20/32 (1) 591 592
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.057%, 10/18/33 (1) 250 251
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 7.977%, 10/18/33 (1) 250 251
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100 93
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 67 63
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 88 84
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 31 28
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 233 231
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 107 108
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 86 87
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.989%, 10/18/30 (1) 255 255
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.578%, 1/20/32 (1) 399 400
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.879%, 7/15/33 (1) 315 315
OCP
Series 2017-13A, Class A1AR, CLO, FRN
3M TSFR + 1.222%, 6.55%, 7/15/30 (1) 220 220
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M TSFR + 1.812%, 7.14%, 7/15/30 (1) 315 315
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.475%, 10/20/30 (1) 450 450
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 27 27
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 180 178

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 98 97
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 45 45
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100 101
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 102
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 6.53%, 7/30/31 (1) 321 322
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 6.475%, 1/20/31 (1) 508 509
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 100 100
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 165 165
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37 (1) 394 390
Romark
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 6.974%, 7/25/31 (1) 530 529
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 155 159
SCF Equipment Leasing
Series 2024-1A, Class A2
5.88%, 11/20/29 (1) 280 280
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 290 294
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 16 15
Sierra Timeshare Receivables Funding
Series 2021-2A, Class B
1.80%, 9/20/38 (1) 47 45
Sierra Timeshare Receivables Funding
Series 2021-2A, Class C
1.95%, 9/20/38 (1) 98 92
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M TSFR + 1.712%, 7.035%, 10/25/29 (1) 350 348
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M TSFR + 1.282%, 6.61%, 1/15/34 (1) 429 430
Symphony XXIII
Series 2020-23A, Class BR, CLO, FRN
3M TSFR + 1.862%, 7.19%, 1/15/34 (1) 250 250
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 6.666%, 4/20/33 (1) 250 250
Par/Shares $ Value
(Amounts in 000s)
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 6.525%, 10/20/30 (1) 564 565
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 6.575%, 7/20/31 (1) 565 565
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 140 137
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/28 (1) 255 251
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 6.663%, 1/25/34 (1) 580 581
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 191 192
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 100 100
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 7.129%, 10/15/31 (1) 250 250
24,264
Student Loan  0.4%
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 68 64
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 49 46
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 33 31
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 93 84
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 43 39
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 5.795%, 3/22/32  183 177
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 6.20%, 3/26/68 (1) 101 101
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 212 192
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 79 72
806

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Whole Business  0.2%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 370 373
373
Total Asset-Backed Securities
(Cost $38,682) 38,637
CORPORATE BONDS
 41.9%
FINANCIAL INSTITUTIONS
 15.2%
Banking  10.1%
American Express, 2.25%, 3/4/25  445 435
American Express, VR, 5.098%,
2/16/28 (2) 105 104
American Express, VR, 5.532%,
4/25/30 (2) 205 207
Banco Santander, 3.496%, 3/24/25  200 197
Banco Santander, VR, 5.552%,
3/14/28 (2) 200 199
Banco Santander Mexico Institucion
de Banca Multiple Grupo Financiero
Santand, 5.375%, 4/17/25 (1) 200 199
Bank of America, VR, 1.734%, 7/22/27 (2) 190 175
Bank of America, VR, 3.384%, 4/2/26 (2) 265 260
Bank of America, VR, 5.08%, 1/20/27 (2) 200 199
Bank of Montreal, 3.70%, 6/7/25  350 344
Bank of Montreal, 5.30%, 6/5/26  220 220
Bank of Montreal, Series H, 4.25%,
9/14/24  390 389
Bank of New York Mellon, VR, 4.414%,
7/24/26 (2) 225 222
Bank of New York Mellon, VR, 4.947%,
4/26/27 (2) 255 253
Bank of New York Mellon, VR, 5.148%,
5/22/26 (2) 250 250
Banque Federative du Credit Mutuel,
0.998%, 2/4/25 (1) 280 272
Banque Federative du Credit Mutuel,
4.935%, 1/26/26 (1) 200 198
Barclays, VR, 5.304%, 8/9/26 (2) 200 199
Barclays, VR, 7.325%, 11/2/26 (2) 205 209
BPCE, 4.50%, 3/15/25 (1) 395 390
CaixaBank, VR, 6.684%, 9/13/27 (1)(2) 290 295
Capital One Financial, VR, 2.636%,
3/3/26 (2) 265 259
Capital One Financial, VR, 4.985%,
7/24/26 (2) 205 203
Capital One Financial, VR, 6.312%,
6/8/29 (2) 120 123
Capital One Financial, VR, 7.149%,
10/29/27 (2) 115 119
Citigroup, 4.40%, 6/10/25  230 227
Citigroup, VR, 3.106%, 4/8/26 (2) 240 235
Citigroup, VR, 5.174%, 2/13/30 (2) 185 183
Credicorp, 2.75%, 6/17/25 (1) 200 194
Danske Bank, VR, 5.427%, 3/1/28 (1)(2) 200 200
Par/Shares $ Value
(Amounts in 000s)
Danske Bank, VR, 6.259%, 9/22/26 (1)(2) 200 201
Discover Bank, 2.45%, 9/12/24  270 268
Fifth Third Bank, VR, 5.852%,
10/27/25 (2) 335 335
Goldman Sachs Group, 3.50%, 4/1/25  250 246
Goldman Sachs Group, FRN, SOFR +
0.486%, 5.844%, 10/21/24  325 325
Goldman Sachs Group, VR, 4.482%,
8/23/28 (2) 190 186
Goldman Sachs Group, VR, 5.798%,
8/10/26 (2) 390 390
HDFC Bank, 5.686%, 3/2/26  250 251
HSBC Holdings, VR, 2.099%, 6/4/26 (2) 375 363
HSBC Holdings, VR, 5.597%, 5/17/28 (2) 260 261
Huntington National Bank, VR, 5.699%,
11/18/25 (2) 250 250
JPMorgan Chase, FRN, SOFR + 0.885%,
6.243%, 4/22/27  75 75
JPMorgan Chase, VR, 2.083%,
4/22/26 (2) 460 447
JPMorgan Chase, VR, 4.08%, 4/26/26 (2) 440 434
JPMorgan Chase, VR, 5.04%, 1/23/28 (2) 180 178
Lloyds Banking Group, VR, 5.462%,
1/5/28 (2) 220 220
Mitsubishi UFJ Financial Group, VR,
0.953%, 7/19/25 (2) 400 399
Morgan Stanley, VR, 1.164%,
10/21/25 (2) 195 192
Morgan Stanley, VR, 2.63%, 2/18/26 (2) 250 244
Morgan Stanley, VR, 6.138%,
10/16/26 (2) 250 251
Morgan Stanley Bank, 4.754%, 4/21/26  250 248
Northern Trust, 3.95%, 10/30/25  155 151
PNC Financial Services Group, VR,
4.758%, 1/26/27 (2) 265 262
PNC Financial Services Group, VR,
5.671%, 10/28/25 (2) 355 354
PNC Financial Services Group, VR,
5.812%, 6/12/26 (2) 100 100
Royal Bank of Canada, 4.875%, 1/19/27  85 84
Santander Holdings USA, VR, 2.49%,
1/6/28 (2) 190 175
Santander Holdings USA, VR, 6.124%,
5/31/27 (2) 40 40
Societe Generale, VR, 5.519%,
1/19/28 (1)(2) 470 463
Standard Chartered, 4.30%, 2/19/27 (1) 200 194
Standard Chartered, VR, 1.822%,
11/23/25 (1)(2) 200 197
Standard Chartered, VR, 5.688%,
5/14/28 (1)(2) 200 199
State Street, 5.272%, 8/3/26  320 320
State Street, VR, 4.857%, 1/26/26 (2) 115 114
State Street, VR, 5.104%, 5/18/26 (2) 180 179
Synchrony Financial, 4.25%, 8/15/24  485 483
Toronto-Dominion Bank, 0.70%, 9/10/24  350 346
Toronto-Dominion Bank, 4.285%, 9/13/24  460 459
Toronto-Dominion Bank, 5.532%, 7/17/26  270 271

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
U.S. Bancorp, VR, 4.548%, 7/22/28 (2) 280 274
U.S. Bancorp, VR, 5.727%, 10/21/26 (2) 145 145
UBS, 0.70%, 8/9/24 (1) 205 204
UBS Group, VR, 1.494%, 8/10/27 (1)(2) 200 183
UBS Group, VR, 4.488%, 5/12/26 (1)(2) 200 197
UBS Group, VR, 4.49%, 8/5/25 (1)(2) 235 235
UBS Group, VR, 6.327%, 12/22/27 (1)(2) 200 202
Wells Fargo, VR, 2.188%, 4/30/26 (2) 205 199
Wells Fargo, VR, 3.908%, 4/25/26 (2) 280 276
Wells Fargo, VR, 4.54%, 8/15/26 (2) 275 272
19,301
Brokerage Asset Managers
Exchanges  0.4%
Charles Schwab, 2.45%, 3/3/27  413 385
Charles Schwab, 3.20%, 3/2/27  135 129
LPL Holdings, 5.70%, 5/20/27  135 135
LPL Holdings, 6.75%, 11/17/28  90 95
Nasdaq, 5.65%, 6/28/25  45 45
789
Finance Companies  1.0%
AerCap Ireland Capital, 1.65%, 10/29/24  167 165
AerCap Ireland Capital, 6.10%, 1/15/27  155 157
AerCap Ireland Capital, 6.45%, 4/15/27  422 431
Avolon Holdings Funding, 2.125%,
2/21/26 (1) 200 188
Avolon Holdings Funding, 2.875%,
2/15/25 (1) 250 245
Avolon Holdings Funding, 5.75%,
3/1/29 (1) 190 188
Avolon Holdings Funding, 6.375%,
5/4/28 (1) 90 92
GATX, 3.25%, 3/30/25  25 25
GATX, 3.25%, 9/15/26  417 397
GATX, 3.85%, 3/30/27  80 77
GATX, 5.40%, 3/15/27  50 50
2,015
Financial Other  0.2%
LeasePlan, 2.875%, 10/24/24 (1) 400 396
396
Insurance  3.0%
Athene Global Funding, 1.716%,
1/7/25 (1) 435 426
Athene Global Funding, 5.684%,
2/23/26 (1) 275 276
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1) 70 65
CNO Global Funding, 1.65%, 1/6/25 (1) 240 234
CNO Global Funding, 1.75%, 10/7/26 (1) 505 463
Corebridge Financial, 3.50%, 4/4/25  205 201
Corebridge Global Funding, 5.20%,
1/12/29 (1) 90 90
Elevance Health, 5.35%, 10/15/25  85 85
Equitable Financial Life Global Funding,
0.80%, 8/12/24 (1) 255 253
Equitable Financial Life Global Funding,
1.00%, 1/9/26 (1) 95 89
Par/Shares $ Value
(Amounts in 000s)
Equitable Financial Life Global Funding,
1.10%, 11/12/24 (1) 360 353
Equitable Financial Life Global Funding,
1.40%, 7/7/25 (1) 35 34
Equitable Financial Life Global Funding,
1.70%, 11/12/26 (1) 150 137
First American Financial, 4.60%, 11/15/24  450 447
Health Care Service A Mutual Legal
Reserve, 1.50%, 6/1/25 (1) 325 312
Health Care Service A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 145 144
Humana, 1.35%, 2/3/27  90 82
Humana, 3.85%, 10/1/24  180 179
Humana, 4.50%, 4/1/25  145 144
Humana, 5.75%, 3/1/28  85 86
Jackson National Life Global Funding,
1.75%, 1/12/25 (1) 290 284
Jackson National Life Global Funding,
5.55%, 7/2/27 (1) 185 184
Jackson National Life Global Funding,
5.60%, 4/10/26 (1) 300 301
Metropolitan Life Global Funding I, 4.05%,
8/25/25 (1) 335 330
Northwestern Mutual Global Funding,
4.35%, 9/15/27 (1) 215 211
UnitedHealth Group, 3.70%, 5/15/27  280 270
5,680
Real Estate Investment Trusts  0.5%
Realty Income, 3.875%, 7/15/24  450 450
Realty Income, 5.05%, 1/13/26  65 64
WP Carey, 4.00%, 2/1/25  465 460
974
Total Financial Institutions 29,155
INDUSTRIAL
 23.6%
Basic Industry  1.1%
ArcelorMittal, 3.60%, 7/16/24  100 100
BHP Billiton Finance USA, 5.25%, 9/8/26  440 440
Celanese U.S. Holdings, 6.05%, 3/15/25  148 148
Celulosa Arauco y Constitucion, 4.50%,
8/1/24  200 200
LYB International Finance III, 1.25%,
10/1/25  177 167
Newmont, 5.30%, 3/15/26 (1) 120 120
Nucor, 3.95%, 5/23/25  125 123
Nutrien, 4.90%, 3/27/28  110 108
POSCO, 4.375%, 8/4/25  450 444
Sherwin-Williams, 4.25%, 8/8/25  110 109
Westlake, 0.875%, 8/15/24  205 204
2,163
Capital Goods  1.1%
Amcor Flexibles North America, 4.00%,
5/17/25  210 207
Amphenol, 2.05%, 3/1/25  220 215
Amphenol, 4.75%, 3/30/26  363 360
Amphenol, 5.05%, 4/5/27  100 100
BAE Systems, 5.00%, 3/26/27 (1) 220 218

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Boeing, 6.259%, 5/1/27 (1) 235 236
Carrier Global, 2.242%, 2/15/25  64 63
Mohawk Industries, 5.85%, 9/18/28  150 153
Owens Corning, 3.40%, 8/15/26  35 33
Owens Corning, 5.50%, 6/15/27  170 172
Regal Rexnord, 6.05%, 2/15/26  170 170
Republic Services, 2.50%, 8/15/24  220 219
2,146
Communications  4.4%
American Tower, 1.60%, 4/15/26  373 348
American Tower, 2.40%, 3/15/25  170 166
American Tower, 3.55%, 7/15/27  178 169
AT&T, 4.10%, 2/15/28  95 92
Charter Communications Operating,
4.908%, 7/23/25  221 219
Charter Communications Operating,
6.15%, 11/10/26  120 121
Cox Communications, 3.15%, 8/15/24 (1) 450 448
Cox Communications, 3.50%, 8/15/27 (1) 100 95
Cox Communications, 3.85%, 2/1/25 (1) 70 69
Crown Castle, 1.05%, 7/15/26  255 234
Crown Castle, 2.90%, 3/15/27  265 249
Crown Castle, 4.45%, 2/15/26  320 315
Crown Castle, 5.00%, 1/11/28  85 84
Crown Castle, 5.60%, 6/1/29  145 146
Crown Castle Towers, 4.241%,
7/15/28 (1) 80 76
GTP Acquisition Partners I, 3.482%,
6/16/25 (1) 465 455
KT, 4.00%, 8/8/25 (1) 450 443
NTT Finance, 4.142%, 7/26/24 (1) 200 200
NTT Finance, 4.239%, 7/25/25 (1) 200 197
Rogers Communications, 2.95%, 3/15/25  430 421
Rogers Communications, 3.20%, 3/15/27  310 293
Rogers Communications, 5.00%, 2/15/29  285 281
SBA Tower Trust, 1.631%, 11/15/26 (1) 115 105
SBA Tower Trust, 1.884%, 1/15/26 (1) 85 80
SBA Tower Trust, 2.836%, 1/15/25 (1) 325 319
SBA Tower Trust, 6.599%, 1/15/28 (1) 290 297
SBA Tower Trust, Series 2014-2A, Class
C, STEP, 3.869%, 10/15/49 (1) 110 109
T-Mobile USA, 2.25%, 2/15/26  195 185
T-Mobile USA, 3.50%, 4/15/25  265 261
Take-Two Interactive Software, 3.55%,
4/14/25  150 147
Take-Two Interactive Software, 5.00%,
3/28/26  265 263
Verizon Communications, 1.45%, 3/20/26  270 253
Verizon Communications, 2.625%,
8/15/26  395 375
Warnermedia Holdings, 3.755%, 3/15/27  820 778
Warnermedia Holdings, 6.412%, 3/15/26  125 125
8,418
Consumer Cyclical  4.7%
Advance Auto Parts, 5.90%, 3/9/26  225 225
Aptiv, 2.396%, 2/18/25  205 201
Par/Shares $ Value
(Amounts in 000s)
AutoZone, 3.625%, 4/15/25  120 118
AutoZone, 6.25%, 11/1/28  175 182
Daimler Truck Finance North America,
1.625%, 12/13/24 (1) 260 255
Daimler Truck Finance North America,
5.00%, 1/15/27 (1) 150 149
Daimler Truck Finance North America,
5.125%, 9/25/27 (1) 175 174
Daimler Truck Finance North America,
5.15%, 1/16/26 (1) 150 149
Daimler Truck Finance North America,
5.20%, 1/17/25 (1) 150 150
Dollar General, 4.625%, 11/1/27  70 68
Dollar General, 5.20%, 7/5/28  166 165
Ford Motor Credit, 5.125%, 6/16/25  290 288
Ford Motor Credit, 5.80%, 3/5/27  235 235
General Motors Financial, 2.90%, 2/26/25  485 476
General Motors Financial, 5.35%, 7/15/27  295 294
General Motors Financial, 5.40%, 4/6/26  135 135
General Motors Financial, 5.40%, 5/8/27  115 115
General Motors Financial, 5.55%, 7/15/29  90 90
Genuine Parts, 1.75%, 2/1/25  105 102
Hyundai Capital America, 1.00%,
9/17/24 (1) 110 109
Hyundai Capital America, 5.25%,
1/8/27 (1) 100 100
Hyundai Capital America, 5.50%,
3/30/26 (1) 120 120
Hyundai Capital America, 5.60%,
3/30/28 (1) 160 161
Hyundai Capital America, 6.25%,
11/3/25 (1) 120 121
Hyundai Capital Services, 2.125%,
4/24/25 (1) 200 194
Lowe's, 3.35%, 4/1/27  80 76
Lowe's, 4.40%, 9/8/25  305 301
Lowe's, 4.80%, 4/1/26  175 173
Marriott International, 3.75%, 3/15/25  55 54
Marriott International, 5.45%, 9/15/26  90 90
Marriott International, Series EE, 5.75%,
5/1/25  55 55
Mercedes-Benz Finance North America,
4.80%, 3/30/26 (1) 190 188
Mercedes-Benz Finance North America,
4.80%, 1/11/27 (1) 565 562
O'Reilly Automotive, 5.75%, 11/20/26  185 187
Ross Stores, 0.875%, 4/15/26  290 268
Ross Stores, 4.60%, 4/15/25  810 803
Starbucks, 4.75%, 2/15/26  215 213
Tapestry, 7.00%, 11/27/26  45 46
Tapestry, 7.05%, 11/27/25  40 41
VF, 2.40%, 4/23/25  425 413
VF, 2.80%, 4/23/27  225 206
Volkswagen Group of America Finance,
3.95%, 6/6/25 (1) 200 197
Volkswagen Group of America Finance,
5.70%, 9/12/26 (1) 240 241

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Volkswagen Group of America Finance,
5.80%, 9/12/25 (1) 280 281
Volkswagen Group of America Finance,
6.00%, 11/16/26 (1) 200 202
8,973
Consumer Non-Cyclical  6.6%
AbbVie, 2.60%, 11/21/24  715 707
AbbVie, 2.95%, 11/21/26  510 486
AbbVie, 4.80%, 3/15/27  195 194
Astrazeneca Finance, 1.20%, 5/28/26  320 297
BAT International Finance, 1.668%,
3/25/26  225 211
BAT International Finance, 4.448%,
3/16/28  460 445
Becton Dickinson & Company, 3.734%,
12/15/24  78 77
Becton Dickinson & Company, 4.693%,
2/13/28  375 368
Bristol-Myers Squibb, 4.90%, 2/22/27  145 145
Bristol-Myers Squibb, 4.95%, 2/20/26  110 110
Brunswick, 0.85%, 8/18/24  290 288
Campbell Soup, 5.20%, 3/19/27  150 150
Cardinal Health, 3.50%, 11/15/24  215 213
Coca-Cola Europacific Partners, 1.50%,
1/15/27 (1) 200 182
CSL Finance, 3.85%, 4/27/27 (1) 90 86
CVS Health, 1.30%, 8/21/27  455 403
CVS Health, 2.875%, 6/1/26  115 110
CVS Health, 3.00%, 8/15/26  105 100
CVS Health, 5.00%, 2/20/26  255 253
HCA, 3.125%, 3/15/27  260 245
HCA, 5.375%, 2/1/25  165 164
HCA, 5.875%, 2/15/26  185 185
Icon Investments Six, 5.809%, 5/8/27  200 202
Imperial Brands Finance, 3.125%,
7/26/24 (1) 730 728
Imperial Brands Finance, 4.25%,
7/21/25 (1) 470 461
IQVIA, 6.25%, 2/1/29  125 129
JDE Peet's, 0.80%, 9/24/24 (1) 150 148
Mars, 4.55%, 4/20/28 (1) 355 350
Mattel, 3.375%, 4/1/26 (1) 210 202
Mattel, 5.875%, 12/15/27 (1) 230 230
Mondelez International, 2.625%, 3/17/27  190 178
Mondelez International Holdings
Netherlands, 4.25%, 9/15/25 (1) 200 197
PeaceHealth Obligated Group, Series
2020, 1.375%, 11/15/25  50 47
Pernod Ricard, 3.25%, 6/8/26 (1) 345 331
Pfizer Investment Enterprises, 4.45%,
5/19/26  530 522
Philip Morris International, 4.875%,
2/13/26  230 228
Philip Morris International, 5.125%,
11/15/24  270 269
Revvity, 0.85%, 9/15/24  715 708
Solventum, 5.45%, 2/25/27 (1) 355 354
Par/Shares $ Value
(Amounts in 000s)
Thermo Fisher Scientific, 4.953%, 8/10/26  425 424
Utah Acquisition, 3.95%, 6/15/26  435 420
Viatris, 1.65%, 6/22/25  380 365
Viatris, 2.30%, 6/22/27  203 185
Viterra Finance, 4.90%, 4/21/27 (1) 280 275
Zoetis, 5.40%, 11/14/25  260 260
12,632
Energy  2.1%
Canadian Natural Resources, 2.05%,
7/15/25  335 322
Columbia Pipelines Holding, 6.055%,
8/15/26 (1) 40 40
DCP Midstream Operating, 5.375%,
7/15/25  309 308
Diamondback Energy, 5.20%, 4/18/27  130 130
Enbridge, 2.50%, 1/15/25  265 260
Enbridge, 2.50%, 2/14/25  150 147
Enbridge, 5.90%, 11/15/26  110 111
Enbridge, 6.00%, 11/15/28  90 92
Energy Transfer, 2.90%, 5/15/25  65 63
Energy Transfer, 5.25%, 7/1/29  160 159
Energy Transfer, 6.05%, 12/1/26  400 406
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 105 101
ONEOK, 5.55%, 11/1/26  245 246
Ovintiv, 5.65%, 5/15/25  215 215
Pioneer Natural Resources, 5.10%,
3/29/26  238 237
Sabine Pass Liquefaction, 5.625%, 3/1/25  128 128
TER Finance Jersey, Series 21, Zero
Coupon, 1/2/25 (1)(3) 200 193
TransCanada PipeLines, 6.203%, 3/9/26  415 415
Williams, 5.40%, 3/2/26  455 455
4,028
Technology  2.1%
Analog Devices, FRN, SOFR + 0.25%,
5.626%, 10/1/24  70 70
Atlassian, 5.25%, 5/15/29  105 105
CDW, 5.50%, 12/1/24  75 75
Fiserv, 5.15%, 3/15/27  235 235
Fortinet, 1.00%, 3/15/26  160 149
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 202
Microchip Technology, 0.983%, 9/1/24  220 218
Micron Technology, 4.185%, 2/15/27  50 49
Micron Technology, 4.975%, 2/6/26  50 50
Micron Technology, 5.375%, 4/15/28  260 261
NXP, 2.70%, 5/1/25  300 293
NXP, 3.15%, 5/1/27  20 19
NXP, 3.875%, 6/18/26  155 150
NXP, 4.40%, 6/1/27  35 34
Oracle, 5.80%, 11/10/25  140 141
Qorvo, 1.75%, 12/15/24  125 122
Roper Technologies, 2.35%, 9/15/24  90 89
S&P Global, 2.45%, 3/1/27  510 476
Western Digital, 4.75%, 2/15/26  475 465
Western Union, 2.85%, 1/10/25  666 655

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Workday, 3.50%, 4/1/27  120 115
3,973
Transportation  1.5%
American Airlines PTT, Series 2017-2,
Class B, 3.70%, 10/15/25  218 211
Canadian Pacific Railway, 1.35%, 12/2/24  315 309
Canadian Pacific Railway, 1.75%, 12/2/26  135 124
Element Fleet Management, 5.643%,
3/13/27 (1) 175 175
ERAC USA Finance, 4.60%, 5/1/28 (1) 345 340
ERAC USA Finance, 5.00%, 2/15/29 (1) 140 140
HPHT Finance, 2.875%, 11/5/24  600 594
Penske Truck Leasing, 2.70%, 11/1/24 (1) 120 118
Penske Truck Leasing, 3.45%, 7/1/24 (1) 172 172
Penske Truck Leasing, 3.95%, 3/10/25 (1) 180 178
Penske Truck Leasing, 5.35%, 1/12/27 (1) 95 95
Penske Truck Leasing, 5.75%, 5/24/26 (1) 490 492
2,948
Total Industrial 45,281
UTILITY
 3.1%
Electric  2.4%
AES, 3.30%, 7/15/25 (1) 190 185
American Electric Power, 5.20%, 1/15/29  325 324
Constellation Energy Generation, 5.60%,
3/1/28  145 147
DTE Energy, STEP, 4.22%, 11/1/24  240 239
Enel Finance International, 1.375%,
7/12/26 (1) 265 245
Enel Finance International, 2.65%,
9/10/24 (1) 405 402
Enel Finance International, 6.80%,
10/14/25 (1) 200 202
Exelon, 5.15%, 3/15/29  100 100
FirstEnergy, Series B, 4.15%, 7/15/27  205 198
Georgia Power, 5.004%, 2/23/27  85 85
NextEra Energy Capital Holdings,
1.875%, 1/15/27  310 285
NextEra Energy Capital Holdings, 4.45%,
6/20/25  230 228
NextEra Energy Capital Holdings,
5.749%, 9/1/25  130 130
NextEra Energy Capital Holdings,
6.051%, 3/1/25  115 115
Pacific Gas & Electric, 3.50%, 6/15/25  220 215
Southern, STEP, 4.475%, 8/1/24  920 918
Terraform Global Operating, 6.125%,
3/1/26 (1) 450 442
Vistra Operations, 5.125%, 5/13/25 (1) 110 109
4,569
Natural Gas  0.7%
APA Infrastructure, 4.20%, 3/23/25 (1) 685 676
Engie, 5.25%, 4/10/29 (1) 200 200
NiSource, 5.25%, 3/30/28  60 60
Sempra, 3.30%, 4/1/25  175 172
Sempra, 5.40%, 8/1/26  125 125
Par/Shares $ Value
(Amounts in 000s)
Southern California Gas, 2.95%, 4/15/27  185 174
1,407
Total Utility 5,976
Total Corporate Bonds
(Cost $81,297) 80,412
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 2.1%
Government Sponsored  0.2%
MEGlobal Canada, 5.00%, 5/18/25  450 446
446
Owned No Guarantee  1.9%
Bank Mandiri Persero, 5.50%, 4/4/26  260 260
DAE Funding, 1.55%, 8/1/24 (1) 200 199
Korea Electric Power, 5.375%, 7/31/26 (1) 450 452
Korea Housing Finance, 4.625%,
2/24/28 (1) 440 435
Korea Hydro & Nuclear Power, 4.25%,
7/27/27 (1) 490 477
NBN, 1.45%, 5/5/26 (1) 405 378
Pelabuhan Indonesia Persero, 4.875%,
10/1/24  450 450
QNB Finance, 2.625%, 5/12/25  450 438
State Bank of India, 1.80%, 7/13/26  500 466
3,555
Total Foreign Government Obligations
& Municipalities
(Cost $4,041) 4,001
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 6.9%
Collateralized Mortgage
Obligations  3.3%
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 20 19
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 101 85
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66 (1) 29 24
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 94 78
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66 (1) 97 78
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66 (1) 91 73
Bayview MSR Opportunity Master Fund
Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51 (1) 131 113

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56 (1) 231 200
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 73 63
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 104 93
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 71 57
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 49 41
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66 (1) 93 77
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 22 20
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 45 39
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 15 14
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 58 47
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 126 118
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.646%, 12/25/46 (1) 44 42
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.87%, 5/25/47 (1) 21 20
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 36 31
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 10 10
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 16 14
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 216
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 316
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO,
ARM
5.912%, 7/25/44 (1) 3 3
Par/Shares $ Value
(Amounts in 000s)
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 94 78
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO,
STEP
4.767%, 6/25/67 (1) 321 315
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 86 75
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 33 31
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 46 39
Morgan Stanley Residential Mortgage
Loan Trust
Series 2023-NQM1, Class A2, CMO,
STEP
7.53%, 9/25/68 (1) 92 93
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51 (1) 344 298
OBX Trust
Series 2019-EXP2, Class 2A2, CMO,
ARM
1M TSFR + 1.314%, 6.639%, 6/25/59 (1) 17 17
OBX Trust
Series 2020-EXP1, Class 2A2, CMO,
ARM
1M TSFR + 1.064%, 6.41%, 2/25/60 (1) 27 26
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 89 75
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 23 20
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 52 45
OBX Trust
Series 2023-NQM9, Class A2, CMO,
STEP
7.513%, 10/25/63 (1) 88 89
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 182 157
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 25 23
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 4 4
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 34 30
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 180 175

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 79 72
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 224 192
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.985%, 1/25/34 (1) 59 59
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 7.135%, 11/25/41 (1) 90 91
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO,
ARM
SOFR30A + 2.95%, 8.285%, 6/25/42 (1) 205 210
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.185%, 11/25/43 (1) 97 99
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 6.585%, 3/25/44 (1) 343 344
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56 (1) 52 44
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO
3.75%, 9/25/62 (1) 361 336
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 75 64
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
4.00%, 11/25/59 (1) 129 125
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59 (1) 114 111
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
3.724%, 1/25/60 (1) 176 169
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 23 22
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 31 27
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 41 36
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 29 25
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 56 49
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66 (1) 82 69
Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 17 15
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 61 54
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67 (1) 277 246
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68 (1) 112 113
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 89 89
Verus Securitization Trust
Series 2023-INV3, Class A2, CMO, ARM
7.33%, 11/25/68 (1) 99 100
6,242
Commercial Mortgage-Backed
Securities  3.5%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 6.593%, 4/15/34 (1) 265 241
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  50 50
BBCMS Mortgage Trust
Series 2024-5C27, Class A1
5.502%, 7/15/57  100 100
BCP Trust
Series 2021-330N, Class A, ARM
1M TSFR + 0.913%, 6.242%, 6/15/38 (1) 120 112
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 10/15/28  124 125
BMO Mortgage Trust
Series 2024-C8, Class A1
5.542%, 3/15/57  134 134
BPR Trust
Series 2021-TY, Class B, ARM
1M TSFR + 1.264%, 6.593%, 9/15/38 (1) 200 197
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M TSFR + 2.014%, 7.343%, 8/15/38 (1) 166 124
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M TSFR + 0.99%, 6.319%, 1/17/39 (1) 190 188
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM
1M TSFR + 1.641%, 6.97%, 5/15/41 (1) 240 239
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 7.17%, 5/15/41 (1) 240 239
BX Trust
Series 2021-ARIA, Class C, ARM
1M TSFR + 1.76%, 7.089%, 10/15/36 (1) 145 142
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.635%, 5/10/35 (1) 205 197

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35 (1) 150 142
Cold Storage Trust
Series 2020-ICE5, Class A, ARM
1M TSFR + 1.014%, 6.341%, 11/15/37 (1) 108 108
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M TSFR + 1.414%, 6.741%, 11/15/37 (1) 256 255
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  42 42
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.777%, 8/10/47 (1) 250 224
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  69 66
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1) 100 92
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
4.343%, 10/10/29 (1) 100 89
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 101 96
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M TSFR + 1.814%, 7.143%, 7/15/38 (1) 177 177
Federal Home Loan Mortgage Multifamily
Structured PTC
Series K753, Class A1
4.60%, 6/25/30  157 156
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A
3.144%, 12/10/36 (1) 200 197
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M TSFR + 1.714%, 7.193%, 5/15/26 (1) 160 128
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM
1M TSFR + 1.941%, 7.27%, 5/15/37 (1) 240 239
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 2.214%, 7.543%, 9/15/29 (1) 355 294
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 7.463%, 10/15/33 (1) 255 235
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class C, ARM
1M TSFR + 2.534%, 7.863%, 10/15/33 (1) 210 183
KIND Trust
Series 2021-KIND, Class C, ARM
1M TSFR + 1.864%, 7.194%, 8/15/38 (1) 243 236
Par/Shares $ Value
(Amounts in 000s)
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 145 133
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 6.92%, 5/15/41 (1) 245 243
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 340 296
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M TSFR + 1.914%, 7.243%, 12/15/36 (1) 130 36
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 6.393%, 3/15/36 (1) 315 302
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 6.543%, 3/15/36 (1) 170 161
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 7.07%, 5/15/39 (1) 195 194
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 7.41%, 6/15/39 (1) 270 268
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  42 41
6,721
Residential Mortgage  0.1%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 151 150
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 97 91
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 41 39
280
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $14,323) 13,243
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 5.5%
U.S. Government Agency
Obligations  4.4%
Federal Home Loan Mortgage
3.50%, 3/1/46  80 73
5.00%, 7/1/25  — —
5.50%, 10/1/38  2 2
6.00%, 9/1/34 - 9/1/35  52 54
7.00%, 3/1/39  41 43
7.50%, 6/1/38  38 39
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.37%, 1/1/36  4 4
1Y CMT + 2.25%, 6.34%, 10/1/36  1 1

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.625%, 6.848%, 4/1/37  5 5
RFUCCT1Y + 1.625%, 7.26%, 6/1/38  10 10
RFUCCT1Y + 1.726%, 6.012%, 7/1/35  1 2
RFUCCT1Y + 1.733%, 6.068%, 10/1/36  3 3
RFUCCT1Y + 1.741%, 6.918%, 5/1/38  5 5
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  1 1
RFUCCT1Y + 1.775%, 7.232%, 5/1/37  2 2
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  2 2
RFUCCT1Y + 1.917%, 6.291%, 2/1/37  1 1
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  2 2
RFUCCT1Y + 2.083%, 6.582%, 2/1/38  7 7
Federal Home Loan Mortgage, CMO,
2.00%, 2/15/40  18 18
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  184 158
2.50%, 1/1/52 - 5/1/52  292 242
3.00%, 11/1/34  122 114
4.00%, 12/1/49  31 29
4.50%, 5/1/50  25 24
5.50%, 8/1/53  248 246
6.00%, 2/1/53 - 6/1/54  1,080 1,089
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  2 2
RFUCCT1Y + 1.553%, 5.803%, 7/1/35  1 1
RFUCCT1Y + 1.584%, 5.834%, 12/1/35  5 5
RFUCCT1Y + 1.597%, 6.266%, 7/1/36  4 4
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  1 1
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  1 —
RFUCCT1Y + 1.78%, 6.03%, 1/1/34  5 5
RFUCCT1Y + 1.788%, 6.538%, 5/1/38  2 2
RFUCCT1Y + 1.83%, 6.989%, 4/1/38  7 7
RFUCCT1Y + 1.853%, 6.103%, 8/1/38  5 5
RFUCCT1Y + 1.892%, 6.142%, 12/1/35  1 1
RFUCCT1Y + 1.905%, 7.28%, 5/1/38  4 4
RFUCCT1Y + 2.04%, 6.29%, 12/1/36  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  100 79
2.50%, 1/1/52 - 1/1/54  489 401
3.00%, 1/1/27  35 34
3.50%, 3/1/28 - 1/1/52  108 97
4.00%, 11/1/49 - 9/1/52  671 615
4.50%, 12/1/40 - 1/1/50  350 337
5.00%, 9/1/25 - 9/1/53  395 385
5.50%, 10/1/24 - 3/1/54  603 598
6.00%, 3/1/34 - 6/1/54  2,104 2,124
6.50%, 7/1/32 - 1/1/54  1,483 1,516
8,400
U.S. Government Obligations  1.1%
Government National Mortgage Assn.
2.00%, 3/20/52  19 15
3.00%, 9/20/47  620 547
3.50%, 7/20/52  745 669
4.00%, 10/20/50 - 10/20/52  187 173
5.00%, 12/20/34 - 11/20/47  211 211
5.50%, 3/20/48 - 3/20/49  33 34
Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn.,
TBA (4)
5.50%, 7/20/54  325 322
6.50%, 7/20/54  140 142
2,113
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $10,854) 10,513
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 21.0%
U.S. Treasury Obligations  21.0%
U.S. Treasury Inflation-Indexed Notes,
2.375%, 10/15/28 (5) 1,894 1,919
U.S. Treasury Notes, 4.25%, 1/31/26 (5) 380 376
U.S. Treasury Notes, 4.50%, 3/31/26  9,585 9,534
U.S. Treasury Notes, 4.625%, 6/30/26  9,650 9,633
U.S. Treasury Notes, 4.875%, 4/30/26  9,535 9,550
U.S. Treasury Notes, 4.875%, 5/31/26  9,180 9,199
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed)
(Cost $40,154) 40,211
SHORT-TERM INVESTMENTS
 2.0%
Commercial Paper  1.4%
4(2)  1.4% (6)
Crown Castle International, 5.88%, 7/9/24  535 534
Ovintiv, 6.079%, 7/22/24  675 672
Targa Resources, 6.03%, 7/24/24  560 558
VF, 6.456%, 7/23/24  490 488
Walgreens Boots Alliance, 6.442%,
7/10/24  535 534
2,786
Money Market Funds  0.6%
T. Rowe Price Government Reserve
Fund, 5.38% (7)(8) 1,175 1,175
1,175
Total Short-Term Investments
(Cost $3,962) 3,961
Total Investments in Securities
99.5% of Net Assets
(Cost $193,313) $ 190,978

T. ROWE PRICE Limited-Term Bond Portfolio

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $69,463 and represents 36.2% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $464 and represents 0.2% of net assets.
(5) At June 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $2,786 and represents 1.4% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PTT Pass-Through Trust
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 417 (2) (2) —
Barclays Bank, Protection Bought (Relevant Credit: Omnicom Group), Pay 1.00%
Quarterly, Receive upon credit default, 12/20/24 1,250 (6) (4) (2)
Citigroup Global Markets, Protection Bought (Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default, 12/20/24 596 (3) (2) (1)
Goldman Sachs, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,220 (5) (3) (2)
Total Bilateral Credit Default Swaps, Protection Bought (11) (5)
Total Bilateral Swaps (11) (5)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S42, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/29 1,858 38 35 3
Total Centrally Cleared Credit Default Swaps, Protection Sold 3
Total Centrally Cleared Swaps 3
Net payments (receipts) of variation margin to date (3)
Variation margin receivable (payable) on centrally cleared swaps $ —

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 17 U.S. Treasury Notes five year contracts 9/24 (1,812) $ (21)
Short, 28 U.S. Treasury Notes ten year contracts 9/24 (3,079) (29)
Long, 280 U.S. Treasury Notes two year contracts 9/24 57,181 152
Short, 5 Ultra U.S. Treasury Bonds contracts 9/24 (627) (7)
Short, 28 Ultra U.S. Treasury Notes ten year contracts 9/24 (3,179) (31)
Long, 39 Three Month SOFR Futures contracts 3/25 9,277 (2)
Net payments (receipts) of variation margin to date (37)
Variation margin receivable (payable) on open futures contracts $ 25

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.38% $ — $ — $ 77++
Totals $ —# $ — $ 77+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government Reserve Fund, 5.38% $ 3,436  ¤  ¤ $ 1,175
Total $ 1,175^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $77 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,175.

T. ROWE PRICE Limited-Term Bond Portfolio
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $193,313) $ 190,978
Receivable for investment securities sold 10,048
Interest receivable 1,485
Receivable for shares sold 33
Variation margin receivable on futures contracts 25
Due from affiliates 8
Cash 1
Total assets 202,578
Liabilities
Payable for investment securities purchased 10,510
Investment management fees payable 47
Payable for shares redeemed 35
Bilateral swap premiums received 11
Unrealized loss on bilateral swaps 5
Other liabilities 63
Total liabilities 10,671
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 191,907
Net Assets Consist of:
Total distributable earnings (loss) $ (9,400)
Paid-in capital applicable to 41,283,605 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 201,307
NET ASSETS $ 191,907
NET ASSET VALUE PER SHARE
Limited-Term Bond Portfolio Class
(Net assets: $174,070; Shares outstanding: 37,430,768) $ 4.65
Limited-Term Bond Portfolio-II Class
(Net assets: $17,837; Shares outstanding: 3,852,837) $ 4.63

T. ROWE PRICE Limited-Term Bond Portfolio
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
.
  Interest $ 4,289
Dividend 77
Securities lending 5
Total income 4,371
Expenses
Investment management and administrative expenses
(1)
433
Investment management 93
Shareholder servicing
Limited-Term Bond Portfolio Class $ 41
Limited-Term Bond Portfolio-II Class 5 46
Rule 12b-1 fees
Limited-Term Bond Portfolio-II Class 21
Prospectus and shareholder reports
Limited-Term Bond Portfolio Class 3
Custody and accounting 42
Legal and audit 7
Miscellaneous 1
Waived / paid by Price Associates (156)
Total expenses 490
Net investment income 3,881
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (747)
Futures (436)
Swaps (55)
Options written (9)
Net realized loss (1,247)
Change in net unrealized gain / loss
Securities 709
Futures 55
Swaps 54
Change in net unrealized gain / loss 818
Net realized and unrealized gain / loss (429)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 3,452
(1)
Prior to May 1, 2024, the fund operated under an all-inclusive annual fee which is represented as "Investment management and administrative expense" on the Statement of Operations. See Note 6.

T. ROWE PRICE Limited-Term Bond Portfolio
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,881 $ 5,903
Net realized loss (1,247) (2,745)
Change in net unrealized gain / loss 818 5,659
Increase in net assets from operations 3,452 8,817
Distributions to shareholders
Net earnings
Limited-Term Bond Portfolio Class (3,538) (5,399)
Limited-Term Bond Portfolio-II Class (326) (510)
Decrease in net assets from distributions (3,864) (5,909)
Capital share transactions
*
Shares sold
Limited-Term Bond Portfolio Class 15,327 32,342
Limited-Term Bond Portfolio-II Class 2,554 3,881
Distributions reinvested
Limited-Term Bond Portfolio Class 3,520 5,392
Limited-Term Bond Portfolio-II Class 324 509
Shares redeemed
Limited-Term Bond Portfolio Class (12,867) (32,943)
Limited-Term Bond Portfolio-II Class (2,042) (4,846)
Increase in net assets from capital share transactions 6,816 4,335
Net Assets
Increase during period 6,404 7,243
Beginning of period 185,503 178,260
End of period $ 191,907 $ 185,503
*Share information (000s)
Shares sold
Limited-Term Bond Portfolio Class 3,298 7,030
Limited-Term Bond Portfolio-II Class 552 848
Distributions reinvested
Limited-Term Bond Portfolio Class 758 1,170
Limited-Term Bond Portfolio-II Class 70 111
Shares redeemed
Limited-Term Bond Portfolio Class (2,768) (7,159)
Limited-Term Bond Portfolio-II Class (441) (1,056)
Increase in shares outstanding 1,469 944

T. ROWE PRICE Limited-Term Bond Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Limited-Term Bond Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Limited-
Term Bond Portfolio (Limited-Term Bond Portfolio Class) and the Limited-Term Bond Portfolio–II (Limited-Term Bond
Portfolio–II Class). Limited-Term Bond Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule
12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment income and investment management and administrative expense are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. Limited-Term Bond Portfolio–
II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m.
ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Limited-Term Bond Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Limited-Term Bond Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement.
The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio.
Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 106,605 $ — $ 106,605
Short-Term Investments 1,175 2,786 — 3,961
Corporate Bonds — 80,219 193 80,412
Total Securities 1,175 189,610 193 190,978
Swaps* — 3 — 3
Futures Contracts* 152 — — 152
Total $ 1,327 $ 189,613 $ 193 $ 191,133
Liabilities
Swaps $ — $ 16 $ — $ 16
Futures Contracts* 90 — — 90
Total $ 90 $ 16 $ — $ 106
1
Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Limited-Term Bond Portfolio

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 152
Credit derivatives Centrally Cleared Swaps 3
*
Total $ 155
*
Liabilities
Interest rate derivatives Futures $ 90
Credit derivatives Bilateral Swaps and Premiums 16
Total $ 106
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (42) $ (9) $ (436) $ — $ (487)
Credit derivatives — — — (55) (55)
Total $ (42) $ (9) $ (436) $ (55) $ (542)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ — $ 55 $ — $ 55
Credit derivatives — — — 54 54
Total $ — $ — $ 55 $ 54 $ 109
^ Options purchased are reported as securities.

T. ROWE PRICE Limited-Term Bond Portfolio

permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of June 30, 2024, securities valued at $388,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 28% and 34% of net assets.
Options   The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written

T. ROWE PRICE Limited-Term Bond Portfolio

are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and interest rates; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of
June 30, 2024, the notional amount of protection sold by the fund totaled $1,858,000 (1.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 4% of net assets.

T. ROWE PRICE Limited-Term Bond Portfolio

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches”
or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO.
Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-
announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of June 30,
2024, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance

T. ROWE PRICE Limited-Term Bond Portfolio

with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2024, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $35,192,000 and $36,557,000, respectively, for the six months ended June 30, 2024. Purchases and sales of U.S. government securities aggregated $76,008,000 and $69,229,000, respectively, for the six months ended
June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had
$5,894,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $193,338,000.
Net unrealized loss aggregated $2,276,000 at period-end, of which $541,000 related to appreciated investments and
$2,817,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.01% of the fund’s average daily net assets, and a group fee.
The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates
(the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%. Prior to May 1, 2024, the fund paid an all- inclusive annual fee equal to 0.70% of the fund’s average daily net assets, which was computed daily and paid monthly. The all-inclusive fee covered investment management services and ordinary, recurring operating expenses but did not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
Prior to May 1, 2024, Price Associates had also contractually agreed, through April 30, 2024, to waive a portion of its management fee in order to limit the fund’s management fee to 0.50% of the fund’s average daily net assets. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived through April 30, 2024 were $123,000 and allocated ratably in the amounts of $112,000 and
$11,000 for the Limited-Term Bond Portfolio Class and Limited-Term Bond Portfolio-II Class, respectively.
Effective May 1, 2024, the fund is subject to a permanent contractual expense limitation, pursuant to which Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would

T. ROWE PRICE Limited-Term Bond Portfolio

otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed
0.50%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay
Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. The total management fees waived and/or expenses paid were $33,000 and allocated ratably in the amounts of
$30,000 and $3,000 for the Limited-Term Bond Portfolio Class and Limited-Term Bond Portfolio-II Class, respectively, for the period May 1, 2024 through June 30, 2024. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $33,000 remain subject to repayment by the fund at June 30, 2024.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Prior to May 1, 2024, pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements were paid by Price Associates. For the period May 1, 2024 through June 30, 2024, expenses incurred pursuant to these service agreements were $23,000 for Price Associates and $1,000 for T. Rowe Price Services,
Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Limited-Term Bond Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), including an amendment that will go into effect on May 1, 2024, as well as the investment subadvisory agreements (Subadvisory
Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited
(Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory
Contract and Subadvisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and
Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’
advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers.
These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.

T. ROWE PRICE Limited-Term Bond Portfolio

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-
dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the
Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. At the time of the Meeting, under the Advisory Contract, the fund paid the
Adviser an all-inclusive management fee based on the fund’s average daily net assets. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The all-inclusive management fee included investment management services and provided for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund have been included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe
Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds. Although the fund did not have a group fee component to its management fee, its assets have been included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The Board noted that, effective May 1, 2024, under an amendment to the Advisory Contract, the fund will pay a fee to the
Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund will pay its own expenses of operations
(subject to an expense limitation). The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund will be subject to a permanent contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the fund’s total expenses to exceed a certain percentage based on the fund’s net assets. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders and limits the fund’s expenses to the net total expense ratio at the time of the management fee restructure.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and
Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
(continued)

T. ROWE PRICE Limited-Term Bond Portfolio

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information compiled by Broadridge reflects the all-inclusive management fee structure that was in place at the time of the Meeting and does not reflect the fee structure that will be in place with the May 1, 2024 amendment to the Advisory Contract. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fifth quintile (Expense
Group), the fund’s actual management fee rate ranked in the fourth quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group) and third quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the
Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract, including the amendment to the Advisory Contract that will become effective on May 1, 2024, and Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E303-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

  (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

  (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Limited-Term Bond Portfolio
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024